Other Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other assets	$ 6,138,631	$ 4,638,631	$ 500,000
Investment in ESA [Member]
Other assets	1,138,631	1,138,631	500,000
Investment in TV Azteca [Member]
Other assets	$ 5,000,000	$ 3,500,000